Non-Controlling Interests - Summary of Financial Information (Details) € in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 EUR (€)
Disclosure of subsidiaries [line items]
Non-current assets	€ 16,880,390	€ 13,723,555
Current assets	4,653,587	5,510,280
Total Assets	21,533,977	19,233,835	€ 15,274,776
Non-current liabilities	11,120,586	8,442,425
Current liabilities	1,955,847	3,474,312
Total Liabilities	13,076,433	11,916,737	8,554,721
Total equity	8,457,544	7,317,098	6,720,055			€ 6,845,768
Profit (loss)	271,146	265,327	708,990
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Non-current assets	585,282
Current assets	619,513
Total Assets	1,204,795
Non-current liabilities	701,613
Current liabilities	130,193
Total Liabilities	831,806
Total equity	372,989
Profit (loss)	(16,036)
Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Non-current assets	126,051	121,309
Current assets	40,308	57,985
Total Assets	166,359	179,294
Non-current liabilities	19,673	27,137
Current liabilities	72,675	84,117
Total Liabilities	92,348	111,254
Total equity	74,011	68,040
Profit (loss)	5,972	8,100
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Non-current assets	345,906	263,921
Current assets	30,242	74,206
Total Assets	376,148	338,127
Non-current liabilities	54,131	53,715
Current liabilities	60,638	83,592
Total Liabilities	114,769	137,307
Total equity	261,379	200,820
Profit (loss)	48,132	34,333
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Non-current assets	4,175,839	3,796,855
Current assets	286,153	291,371
Total Assets	4,461,992	4,088,226
Non-current liabilities	292,416	278,620
Current liabilities	93,474	91,299
Total Liabilities	385,890	369,919
Total equity	4,076,102	3,718,307
Profit (loss)	140,678	198,416
Non-controlling interests
Disclosure of subsidiaries [line items]
Total equity	2,327,606	1,793,489	1,611,663	¥ 1,793,489	¥ 1,611,663	€ 2,023,649
Profit (loss)	62,867	76,601	€ 90,444
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Total equity	361,596
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Total equity	€ 354,502	€ 305,276		¥ 305,276	¥ 274,995